Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Maximum Exposure to Credit Risk before Collateral Held or Other Credit Enhancements
The following table shows the maximum exposure to credit risk before taking into account any collateral held or other credit enhancements at March 31, 2021 and 2020.

	At March 31,
	2021	2020
	(In millions)
Credit risk exposures relating to assets on the consolidated statements of financial position:
Deposits with banks	¥72,311,473	¥61,626,567
Call loans and bills bought	2,553,468	898,256
Reverse repurchase agreements and cash collateral on securities borrowed	11,738,072	13,745,996
Trading assets	2,732,480	2,545,703
Derivative financial instruments	5,521,617	6,279,801
Financial assets at fair value through profit or loss	1,667,164	1,454,387
Investment securities:
Debt instruments at amortized cost	72,015	320,771
Debt instruments at FVOCI	26,392,635	18,054,164
Loans and advances	97,714,938	94,671,818
Other financial assets	4,250,454	4,229,678
Credit risk exposures relating to off-balance sheet items (1) :
Loan commitments	71,677,806	62,151,698
Financial guarantees and other credit-related contingent liabilities	9,872,696	9,204,996

Total	¥306,504,818	¥275,183,835

(1)	The off-balance sheet items represent the nominal amounts of undrawn loan commitments, financial guarantees and other credit-related contingent liabilities.

Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances
The following table shows the financial effect of collateral and other credit enhancements on impaired loans and advances at March 31, 2021 and 2020. The maximum collateral amounts included in the disclosure are limited to the carrying value of loans and advances where the credit exposure is over-collateralized.

	At March 31,
	2021	2020
	(In millions)
Impaired loans and advances	¥1,171,576	¥845,329
Financial effect of collateral and other credit enhancements	394,819	281,382

Loans and Advances by Geographical Sector
Geographical sector

	At March 31,
	2021	2020
	(In millions)
Domestic	¥63,307,158	¥60,184,755
Foreign:
Americas	12,688,446	13,866,321
Europe	7,056,152	6,552,895
Asia	11,432,361	11,010,138
Others	4,341,438	4,028,641

Total foreign	35,518,397	35,457,995

Gross loans and advances	98,825,555	95,642,750
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(261,330)	(264,527)
Less: Allowance for loan losses	(849,287)	(706,405)

Carrying amount	¥97,714,938	¥94,671,818

Loans and Advances by Industry Sector
Industry sector

	At March 31,
	2021	2020
	(In millions)
Domestic:
Manufacturing	¥10,174,683	¥8,787,566
Agriculture, forestry, fisheries and mining	277,471	280,233
Construction	886,539	919,043
Transportation, communications and public enterprises	5,878,522	5,637,560
Wholesale and retail	6,014,746	5,375,802
Finance and insurance	3,423,625	3,217,545
Real estate and goods rental and leasing	11,760,698	10,666,446
Services	4,831,938	4,452,195
Municipalities	625,639	839,878
Lease financing	24,678	8,380
Consumer (1)	15,274,719	15,691,638
Others	4,133,900	4,308,469

Total domestic	63,307,158	60,184,755

Foreign:
Public sector	309,372	335,071
Financial institutions	7,241,844	6,220,956
Commerce and industry	24,659,663	25,597,599
Lease financing	306,988	309,531
Others	3,000,530	2,994,838

Total foreign	35,518,397	35,457,995

Gross loans and advances	98,825,555	95,642,750
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(261,330)	(264,527)
Less: Allowance for loan losses	(849,287)	(706,405)

Carrying amount	¥97,714,938	¥94,671,818

(1)	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥10,736,709 million and ¥10,913,869 million at March 31, 2021 and 2020, respectively.

Disaggregation of Structured Finance Loans and Advances
Structured finance:

	At March 31,
	2021	2020
	(In millions)
Real estate finance	¥2,980,521	¥2,601,130
Project finance	4,755,671	4,243,862
Other structured finance	513,813	473,436

Total structured finance	¥8,250,005	¥7,318,428

Secured and Unsecured Consumer Loans
Consumer:

	At March 31,
	2021	2020
	(In millions)
Secured loans (1)	¥11,340,676	¥11,538,195
Unsecured loans	3,934,043	4,153,443

Total consumer	¥15,274,719	¥15,691,638

(1)	The secured loans and advances mainly represent housing loans. The housing loan balances amounted to ¥10,736,709 million and ¥10,913,869 million at March 31, 2021 and 2020, respectively.

Summary of Loans and Advances at Amortized Cost
The following tables set forth information about the gross carrying amount of financial assets and the exposure to credit risk on loan commitments and financial guarantee contracts by stage allocation and internal rating grades of SMBC. Refer to Note 2 “Summary of Significant Accounting Policies” for information on stage allocation. Also refer to Note 46 “Financial Risk Management” for information on obligor grading system of SMBC.

	At March 31, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Normal
J1-6	¥42,556,624	¥489,127	¥—	¥43,045,751
G1-6	26,374,296	922,810	—	27,297,106
Japanese government and local municipal corporations	2,804,786	—	—	2,804,786
Other (1)	22,419,540	104,469	—	22,524,009
Requiring caution
J7	—	1,107,499	—	1,107,499
G7	—	707,272	—	707,272
Other (1)	—	167,556	—	167,556
Impaired (2)	—	—	1,171,576	1,171,576

Gross loans and advances	94,155,246	3,498,733	1,171,576	98,825,555
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(261,330)
Less: Allowance for loan losses	(170,156)	(255,909)	(423,222)	(849,287)

Carrying amount				¥97,714,938

(1)	The balance of “Other” includes housing loans, which amounted to ¥10,615,897 million and ¥20,789 million for the borrower category of Normal and Requiring Caution, respectively.

(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.

	At March 31, 2020
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Normal
J1-6	¥39,631,009	¥198,143	¥—	¥39,829,152
G1-6	27,437,173	522,780	—	27,959,953
Japanese government and local municipal corporations	3,091,323	—	—	3,091,323
Other (1)	22,837,826	111,801	—	22,949,627
Requiring caution
J7	—	579,539	—	579,539
G7	—	202,207	—	202,207
Other (1)	—	185,620	—	185,620
Impaired (2)	—	—	845,329	845,329

Gross loans and advances	92,997,331	1,800,090	845,329	95,642,750
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(264,527)
Less: Allowance for loan losses	(203,286)	(147,382)	(355,737)	(706,405)

Carrying amount				¥94,671,818

(1)	The balance of “Other” includes housing loans, which amounted to ¥10,799,400 million and ¥21,898 million for the borrower category of Normal and Requiring Caution, respectively.

(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.

Modified loans and advances that were subject to lifetime ECL measurement amounted to ¥100,789 million and ¥42,420 million for the fiscal years ended March 31, 2021 and 2020, respectively. The net modification gain or loss is not material.

	At March 31, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loan commitments and financial guarantees (1) :
Gross carrying amount	¥35,035,453	¥721,955	¥41,173	¥35,798,581
Allowance for off-balance sheet items	33,034	35,480	7,181	75,695

	At March 31, 2020
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loan commitments and financial guarantees (1) :
Gross carrying amount	¥29,711,738	¥276,070	¥24,820	¥30,012,628
Allowance for off-balance sheet items	46,118	21,423	3,713	71,254

(1)	Loan commitments are the undrawn components of loan commitments on which ECL can be separately identified from those on the drawn components.

Movements in ECL allowance
The following tables show reconciliations from the opening balance to the closing balance of the ECL allowance by class of financial instrument.

	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost (1) :
Balance at April 1, 2019	¥158,094	¥92,446	¥354,448	¥604,988
Transfer to 12-month ECL	880	(829)	(51)	—
Transfer to lifetime ECL not credit-impaired	(2,414)	4,264	(1,850)	—
Transfer to lifetime ECL credit-impaired	(1,650)	(7,938)	9,588	—

Net transfers between stages	(3,184)	(4,503)	7,687	—
Provision for loan losses (2)	52,085	60,724	136,669	249,478
Charge-offs (3)	—	—	153,992	153,992
Recoveries	—	—	12,413	12,413

Net charge-offs	—	—	141,579	141,579
Others (4)	(3,709)	(1,285)	(1,488)	(6,482)

Balance at March 31, 2020	¥203,286	¥147,382	¥355,737	¥706,405

Transfer to 12-month ECL	6,126	(5,770)	(356)	—
Transfer to lifetime ECL not credit-impaired	(10,899)	13,261	(2,362)	—
Transfer to lifetime ECL credit-impaired	(3,248)	(25,771)	29,019	—

Net transfers between stages	(8,021)	(18,280)	26,301	—
Provision (credit) for loan losses (5)	(29,279)	123,622	182,742	277,085
Charge-offs (3)	—	—	161,603	161,603
Recoveries	—	—	12,801	12,801

Net charge-offs	—	—	148,802	148,802
Others (4)	4,170	3,185	7,244	14,599

Balance at March 31, 2021	¥170,156	¥255,909	¥423,222	¥849,287

(1)
“Loans and advances at amortized cost” includes allowance for undrawn components of loan commitments issued to retail customers which cannot be separately identified from that for the drawn components.

(2)
The increase of allowance for 12-month ECL and lifetime ECL not credit-impaired for the fiscal year ended March 31, 2020 is primarily due to the incorporation of forward-looking macroeconomic information reflecting the impact of the COVID-19 economic outlook.

(3)	Charge-offs for lifetime ECL credit-impaired are primarily related to those for consumer loans.

(4)	Others mainly include foreign exchange translations.

(5)
The increase in the balance of the total ECL allowance at March 31, 2021 is primarily due to both an increase in loans and advances to corporate borrowers who were severely affected by the COVID-19 pandemic and, as a result, whose obligor grades were downgraded to the extent that the credit risk on loans and advances to such borrowers was determined to be significantly increased since initial recognition, and additional adjustments to the ECL allowance for some portfolios of loans and advances, offset by the release of part of the ECL allowance due to the improved macroeconomic forecast. For additional information, refer to Note 3 “Critical Accounting Estimates and Judgments.”

	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Total
	(In millions)
Loan commitments and financial guarantees (1) :
Balance at April 1, 2019	¥36,795	¥18,289	¥5,761	¥60,845
Net transfers between stages	(87)	(173)	260	—
Provision (credit) for off-balance sheet items	9,461	3,307	(2,308)	10,460
Others	(51)	—	—	(51)

Balance at March 31, 2020	¥46,118	¥21,423	¥3,713	¥71,254

Net transfers between stages	(632)	(55)	687	—
Provision (credit) for off-balance sheet items	(11,492)	14,112	2,781	5,401
Others	(960)	—	—	(960)

Balance at March 31, 2021	¥33,034	¥35,480	¥7,181	¥75,695

(1)	ECL allowance for loan commitments is that for the undrawn components of loan commitments, which can be separately identified from that for the drawn components.

Trading Assets and Investment Securities Based on External Rating System
The following tables show an analysis of trading assets, financial assets at fair value through profit or loss and debt instruments at amortized cost and at fair value through other comprehensive income based on the external rating system at March 31, 2021 and 2020, excluding instruments with equity features. Collateral is generally not obtained directly from the issuers.

	At March 31, 2021
	Trading assets (1)	Financial assets at fair value through profit or loss (1)	Debt instruments at amortized cost (1)(2)	Debt instruments at fair value through other comprehensive income (1)(2)
	(In millions)
AAA	¥132,666	¥8,010	¥—	¥8,444,814
AA- to AA+	2,132,634	38,662	22,300	16,135,234
A- to A+	249,114	24,397	—	932,467
Lower than A-	137,305	91,862	48,181	782,352
Unrated	15,439	1,081	1,534	136,063

Total	¥2,667,158	¥164,012	¥72,015	¥26,430,930

	At March 31, 2020
	Trading assets (1)	Financial assets at fair value through profit or loss (1)	Debt instruments at amortized cost (1)(2)	Debt instruments at fair value through other comprehensive income (1)(2)
	(In millions)
AAA	¥101,336	¥10,005	¥—	¥8,104,653
AA- to AA+	2,125,095	346,039	282,379	8,236,637
A- to A+	135,445	23,981	—	763,612
Lower than A-	98,275	106,682	38,299	694,051
Unrated	7,193	559	93	26,627

Total	¥2,467,344	¥487,266	¥320,771	¥17,825,580

(1)
The amounts represent fair value for trading assets and financial assets at fair value through profit or loss, whereas they represent the gross carrying amount for debt instruments at amortized cost and at fair value through other comprehensive income.

(2)	There were no debt instruments at amortized cost or debt instruments at fair value through other comprehensive income subject to lifetime ECL at March 31, 2021 and 2020.

VaR by Risk Category
The following tables show the Group’s VaR by risk category and these figures are prepared based on the internal reporting provided to management. The Group’s material market risk exposure categories consist of interest rate risk, foreign exchange risk, equities and commodities risk and others. The section headed “VaR for Trading Activity” shows VaR for instruments entered into for trading purposes and the VaR model for the trading book includes principal consolidated subsidiaries. The section headed “VaR for
Non-Trading
Activity” shows VaR for instruments entered into for purposes other than trading purposes. “Strategic Shareholding Investment” in the “VaR for
Non-Trading
Activity” section is a portfolio that consists principally of publicly traded Japanese equities. This portfolio, like that of other financial institutions in Japan, has historically included shares of the Group’s customers.

(a)	VaR for Trading Activity

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)
	(In billions)
For the fiscal year ended March 31, 2021:
SMBC Consolidated
Maximum	¥6.1	¥8.8	¥1.7	¥3.9	¥8.1
Minimum	3.7	6.1	0.0	2.5	5.5
Daily average	5.1	7.3	0.5	3.2	6.5
At March 31, 2021	5.5	8.1	0.1	3.5	6.2
SMFG Consolidated
Maximum	¥15.1	¥9.9	¥8.8	¥3.9	¥24.4
Minimum	11.7	6.6	1.9	2.5	15.6
Daily average	13.2	8.4	4.7	3.2	19.5
At March 31, 2021	14.6	8.8	5.1	3.5	20.7

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)
	(In billions)
For the fiscal year ended March 31, 2020:
SMBC Consolidated
Maximum	¥6.0	¥9.6	¥2.9	¥4.7	¥10.2
Minimum	3.7	4.0	0.0	2.6	6.2
Daily average	4.5	5.6	0.7	4.0	7.3
At March 31, 2020	5.4	8.9	0.0	2.6	6.4
SMFG Consolidated
Maximum	¥13.7	¥10.6	¥9.4	¥4.7	¥22.4
Minimum	9.2	4.4	1.6	2.6	13.8
Daily average	10.6	6.2	3.7	4.0	16.7
At March 31, 2020	12.6	9.5	2.4	2.6	16.2

(1)
Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the trading book. For certain subsidiaries, the Group employs the standardized method and/or the historical simulation method for the VaR calculation method.

(b)	VaR for Non-Trading Activity

(i)	Banking

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)
	(In billions)
For the fiscal year ended March 31, 2021:
SMBC Consolidated
Maximum	¥55.5	¥0.6	¥27.1	¥0.0	¥58.5
Minimum	43.1	0.0	7.5	0.0	45.5
Daily average	49.3	0.3	15.0	0.0	51.7
At March 31, 2021	50.3	0.0	17.4	0.0	54.5
SMFG Consolidated
Maximum	¥56.1	¥0.6	¥27.1	¥0.0	¥59.0
Minimum	43.9	0.0	7.5	0.0	46.2
Daily average	49.9	0.3	15.0	0.0	52.3
At March 31, 2021	50.8	0.0	17.4	0.0	55.0

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)
	(In billions)
For the fiscal year ended March 31, 2020:
SMBC Consolidated
Maximum	¥46.8	¥0.0	¥30.2	¥0.0	¥51.5
Minimum	32.7	0.0	10.8	0.0	35.6
Daily average	40.6	0.0	20.4	0.0	44.3
At March 31, 2020	45.4	0.0	15.4	0.0	49.6
SMFG Consolidated
Maximum	¥47.6	¥0.0	¥30.2	¥0.0	¥52.4
Minimum	33.6	0.0	10.8	0.0	36.5
Daily average	41.5	0.0	20.4	0.0	45.1
At March 31, 2020	46.2	0.0	15.4	0.0	50.5

(1)	Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the banking book.

(ii)	Strategic Shareholding Investment

Equities risk
(In billions)
For the fiscal year ended March 31, 2021:
SMBC Consolidated
Maximum	¥1,161.7
Minimum	784.1
Daily average	966.1
At March 31, 2021	1,111.2
SMFG Consolidated
Maximum	¥1,337.5
Minimum	911.2
Daily average	1,122.2
At March 31, 2021	1,284.1

Equities risk
(In billions)
For the fiscal year ended March 31, 2020:
SMBC Consolidated
Maximum	¥1,030.0
Minimum	717.4
Daily average	941.3
At March 31, 2020	808.2
SMFG Consolidated
Maximum	¥1,180.6
Minimum	840.5
Daily average	1,092.7
At March 31, 2020	942.4

Maturity Analysis of Contractual Undiscounted Cash Flows for Financial Liabilities	The following tables show a maturity analysis of the contractual undiscounted cash flows for financial liabilities at March 31, 2021 and 2020. The amount of interest on debt instruments is not included in the maturity tables below due to its insignificance.

	At March 31, 2021
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Non-derivative financial instruments:
Deposits	¥102,997,450	¥35,126,538	¥13,139,583	¥3,031,727	¥648,342	¥552,018	¥155,495,658
Call money and bills sold	2,678	1,350,926	14,911	—	—	—	1,368,515
Repurchase agreements and cash collateral on securities lent	202,934	18,243,737	—	63,235	—	—	18,509,906
Trading liabilities	2,080,826	—	—	—	—	—	2,080,826
Financial liabilities designated at fair value through profit or loss	—	1,050	91,691	51,183	18,746	73,869	236,539
Borrowings	118,408	2,181,321	5,530,491	4,615,101	4,800,771	1,792,917	19,039,009
Debt securities in issue	—	1,969,168	1,557,662	1,959,596	2,072,760	3,533,304	11,092,490
Lease payable	—	19,666	62,571	106,129	72,848	134,738	395,952
Other financial liabilities	3,350,086	5,058,851	3,322	1,045	—	3,744	8,417,048
Off balance sheet items:
Loan commitments	71,677,806	—	—	—	—	—	71,677,806
Financial guarantee contracts	9,872,696	—	—	—	—	—	9,872,696

Total non-derivative financial instruments	¥190,302,884	¥63,951,257	¥20,400,231	¥9,828,016	¥7,613,467	¥6,090,590	¥298,186,445

Derivative financial instruments	¥4,900,077	¥—	¥—	¥608	¥8,578	¥40,170	¥4,949,433

	At March 31, 2020
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Non-derivative financial instruments:
Deposits	¥90,576,919	¥31,586,693	¥11,729,113	¥3,460,144	¥504,408	¥579,182	¥138,436,459
Call money and bills sold	8,282	3,690,507	41,751	—	—	—	3,740,540
Repurchase agreements and cash collateral on securities lent	354,639	15,090,564	10,579	—	—	—	15,455,782
Trading liabilities	2,018,484	—	—	—	—	—	2,018,484
Financial liabilities designated at fair value through profit or loss	—	—	—	—	—	—	—
Borrowings	188,553	5,350,849	4,865,354	2,527,554	1,923,192	1,872,774	16,728,276
Debt securities in issue	—	1,821,902	1,226,153	2,241,586	1,916,987	3,512,194	10,718,822
Lease payable	—	18,890	59,829	107,638	68,788	145,722	400,867
Other financial liabilities	2,655,310	4,487,488	3,997	537	—	2,919	7,150,251
Off balance sheet items:
Loan commitments	62,151,698	—	—	—	—	—	62,151,698
Financial guarantee contracts	9,204,996	—	—	—	—	—	9,204,996

Total non-derivative financial instruments	¥167,158,881	¥62,046,893	¥17,936,776	¥8,337,459	¥4,413,375	¥6,112,791	¥266,006,175

Derivative financial instruments	¥5,555,201	¥—	¥—	¥—	¥—	¥—	¥5,555,201

Notes:
1.
Embedded derivatives which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position are not included in the contractual tables above as they relate to the interest cash flow of the host contract, which are also not included in the tables above.

2.	Derivative financial instruments are recorded at fair value. Except for items designated as hedging instruments for fair value hedge, they are included in the column “On demand.”

Balance of Loans and Advances and Deposits
The following table presents the balance of loans and advances, and deposits at March 31, 2021 and 2020. The balance of deposits, which was mainly composed of individual customer deposits at March 31, 2021 and 2020, exceeded the balance of loans and advances at the same time due to the stable deposit base in Japan.

	At March 31,
	2021	2020
	(In millions)
Loans and advances	¥97,714,938	¥94,671,818
Deposits	155,493,654	138,431,418

Deposits by Domestic and Foreign Offices
The following table presents a breakdown of deposits by domestic and foreign offices. Domestic inter-bank money is classified as “Call money and bills sold” and not included in “Deposits” in the consolidated statements of financial position. Over half of domestic deposits is composed of individual customer deposits.

	At March 31,
	2021	2020
	(In millions)
Domestic offices:
Non-interest-bearing demand deposits	¥26,509,136	¥23,804,054
Interest-bearing demand deposits	63,810,233	56,650,510
Deposits at notice	732,564	779,514
Time deposits	17,833,960	17,759,453
Negotiable certificates of deposit	5,603,154	4,081,741
Others	8,578,530	7,198,447

Total domestic offices	123,067,577	110,273,719

Foreign offices:
Non-interest-bearing demand deposits	1,760,079	1,503,721
Interest-bearing demand deposits	4,825,345	3,122,179
Deposits at notice	10,730,094	9,989,980
Time deposits	7,985,027	7,264,055
Negotiable certificates of deposit	6,967,464	6,098,695
Others	158,068	179,069

Total foreign offices	32,426,077	28,157,699

Total deposits	¥155,493,654	¥138,431,418

Regulatory Capital Requirements
The table below presents the Group’s total capital ratio, total capital and risk-weighted assets under Japanese GAAP at March 31, 2021 and 2020 based on the Basel III rules.

	At March 31,
	2021	2020
	(In billions, except percentages)
SMFG Consolidated:
Total risk-weighted capital ratio	18.61%	18.75%
Tier 1 risk-weighted capital ratio	16.96%	16.63%
Common Equity Tier 1 risk-weighted capital ratio	16.00%	15.55%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥12,289.3	¥11,552.0
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	11,199.3	10,249.9
Common Equity Tier 1 capital	10,562.8	9,581.3
Risk-weighted assets	66,008.0	61,599.1
The amount of minimum total capital requirements (1)	5,280.6	4,927.9

(1)	The amount of minimum total capital requirements is calculated by multiplying risk-weighted assets by 8%.